Capital Lease (Details)	Dec. 31, 2014 USD ($)
2015	$ 411,330
2016	405,149
2017	398,967
2018	166,168
2019	2,430
Total minimum lease payments	1,384,044
Capital Lease Principal [Member]
2015	326,656
2016	351,048
2017	377,238
2018	165,738
2019	2,398
Total minimum lease payments	1,223,078
Capital Lease Interest [Member]
2015	84,674
2016	54,101
2017	21,729
2018	430
2019	32
Total minimum lease payments	$ 160,966